Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Data

Quarterly Financial Data (in thousands, except per share data):

	Three months ended
	March 31,	June 30,	September 30,	December 31,
2018
Revenue	$7,808	$9,744	$10,047	$15,531
Gross Margin	3,896	4,177	3,068	3,134
Operating Loss	(3,740)	(10,990)	(20,012)	(22,908)
Net loss	(5,181)	(12,833)	(18,699)	(31,010)
Net loss per share – basic and diluted	$(0.07)	$(0.17)	$(0.21)	$(0.33)
2017
Revenue	$5,027	$4,992	$5,406	$5,113
Gross Margin	2,768	2,708	2,967	2,934
Operating Loss	(388)	(2,316)	(2,182)	(2,612)
Net loss	(679)	(2,435)	(1,767)	(2,928)
Net loss per share – basic and diluted	$(0.01)	$(0.01)	$(0.02)	$(0.04)